                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    ____ /____ /____ (a)

          or fiscal year ending:        12 / 31 / 01  (b)
                                       --------------

Is this a transition report? (Y/N)   N
                                   -----

Is this an amendment to a previous filing? (Y/N)   N
                                                 -----

Those items or sub-items with a box "[_] " after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.  Registrant Name:   Separate Account VA H

     B.  File Number: 811-10049

     C.  Telephone Number:  319-297-8121


2.   A.  Street:  4333 Edgewood Road N.E.

     B.  City:  Cedar Rapids  C. State: IA   D. Zip Code: 52499  Zip Ext: 0001

     E.  Foreign Country:                    Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)          Y
                                                               -----------------


4.   Is this the last filing on this form by Registrant? (Y/N)           N
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                  Y
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]


7.   A.  Is Registrant a series or multiple portfolio company? (Y/N) ___________

     [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period? ________________________________________________________

                                      01
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                                                            Page 47, "X" box:[ ]

For period ending   12/31/2001
                  --------------

File number 811-10049
                ----------------


UNIT INVESTMENT TRUSTS

111.  A.  [ ]  Depositor Name:   Transamerica Occidental Life Insurance Company
                               -------------------------------------------------

      B.  [ ]  File Number (If any): ________________________

      C.  [ ]  City:  Cedar Rapids   State:   IA     Zip Code:   52499
                     --------------         ------             ---------

                      Zip Ext.:   0001
                                --------

          [ ]  Foreign Country: __________________  Foreign Postal Code: _______


111.  A.  [ ]  Depositor Name: _________________________________________________

      B.  [ ]  File Number (If any): ________________________

      C.  [ ]  City: __________  State: ______  Zip Code: ______  Zip Ext.: ____

          [ ]  Foreign Country: __________________  Foreign Postal Code: _______


112.  A.  [ ]  Sponsor Name:   Transamerica Occidental Life Insurance Company
                             ---------------------------------------------------

      B.  [ ]  File Number (If any): ________________________

      C.  [ ]  City:  Cedar Rapids   State:   IA     Zip Code:   52499
                     --------------         ------             ---------

                      Zip Ext.:   0001
                                --------

          [ ]  Foreign Country: __________________  Foreign Postal Code: _______


112.  A.  [ ]  Sponsor Name: ___________________________________________________

      B.  [ ]  File Number (If any): ________________________

      C.  [ ]  City: __________  State: ______  Zip Code: ______  Zip Ext.: ____

          [ ]  Foreign Country: __________________  Foreign Postal Code: _______

                                      47
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For period ending:   12/31/2001
                  ----------------

File number 811- 10049
                ------------------


113.   A.  [ ]  Trustee Name:       N/A
                              --------------------------------------------------

       B.  [ ]  City: _________  State: ______  Zip Code: ______  Zip Ext.: ____

           [ ]  Foreign Country:__________________  Foreign Postal Code: _______


113.   A.  [ ]  Trustee Name: __________________________________________________

       B.  [ ]  City: _________  State: ______  Zip Code: ______  Zip Ext.: ____

           [ ]  Foreign Country:__________________  Foreign Postal Code: _______


114.   A.  [ ]  Principal Underwriter Name:      AFSG Securities Corporation
                                            ------------------------------------

       B.  [ ]  File Number 8-36562
                              --------

       C.  [ ]  City: Cedar Rapids   State: IA   Zip Code: 52499  Zip Ext.: 0001
                      -------------         ---            ------           ----

           [ ]  Foreign Country:__________________  Foreign Postal Code: _______


114.   A.  [ ]  Principal Underwriter Name: ____________________________________

       B.  [ ]  File Number 8-_________

       C.  [ ]  City: _________  State: ______  Zip Code: ______  Zip Ext.: ____

           [ ]  Foreign Country:__________________  Foreign Postal Code: _______


115.   A.  [ ]  Independent Public Accountant Name:       Ernst & Young, LLP
                                                    ----------------------------

       B.  [ ]  City: Des Moines  State:  IA    Zip Code: 50309   Zip Ext.:_____
                      ----------        ------            -----

           [ ]  Foreign Country:__________________  Foreign Postal Code: _______


115.   A.  [ ]  Independent Public Accountant Name:_____________________________

       B.  [ ]  City: _________  State: ______  Zip Code: ______  Zip Ext.: ____

           [ ]  Foreign Country:__________________  Foreign Postal Code: _______

                                      48
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                                                            Page 49, "X" box:[ ]

For period ending   12/31/2001
                  --------------

File number 811-10049
                ----------------


116.   Family of investment companies information:

       A.  [ ]  Is Registrant part of a family of investment companies?
                (Y/N)                       N
                      ----------------------------
                                               Y/N

       B. [ ] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __ (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117.   A.  [ ]  Is Registrant a separate account of an insurance company?
                (Y/N)                       Y
                      ----------------------------
                                               Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.  [ ]  Variable annuity contracts? (Y/N)                           Y
                                                  ------------------------------
                                                                             Y/N

       C.  [ ]  Scheduled premium variable life contracts? (Y/N)            N
                                                                 ---------------
                                                                             Y/N

       D.  [ ]  Flexible premium variable life contracts? (Y/N)             N
                                                                ----------------
                                                                             Y/N

       E.  [ ]  Other types of insurance products registered under the
                Securities Act of 1933? (Y/N)                               N
                                              ----------------------------------
                                                                             Y/N

118.   [ ] State the number of series existing at the end of the period that
           had securities registered under the Securities Act of 1933         1
                                                                     -----------

119.   [ ] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
           period                                                             1
                  --------------------------------------------------------------

120.   [ ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's
           omitted)                                                         $ 0
                    ------------------------------------------------------------

121.   [ ] State the number of series for which a current prospectus was
           in existence at the end of the period.                             1
                                                 -------------------------------

122.   [ ] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
           current period                                                     1
                          ------------------------------------------------------

                                      49
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                                                           Page 50, "X" box: [ ]

For period ending  12/31/2001
                  ---------------

File number 811-10049
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123.   [ ] State the total value of the additional units considered in
           answering item 122 ($000's) omitted.                            $ 0
                                                --------------------------------

124.   [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
           current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
           omitted)                                                        $
                    ------------------------------------------------------------

125.   [ ] State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
           series of Registrant ($000's omitted)                           $
                                                 -------------------------------

126.   [ ] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
           operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
           portfolio of a subsequent series.) ($000's omitted)             $
                                                               -----------------

127.   [ ] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the
           aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of
           realized gains, if any):                                        $
                                    --------------------------------------------

                                                           Number of                         Total Income
                                                             Series       Total Assets       Distributions
                                                           Investing    ($000's omitted)   ($000's omitted)
                                                           ---------    ----------------   ----------------
A.    U.S. Treasury direct issue                           ________       $___________       $___________

B.    U.S. Government agency                               ________       $___________       $___________

C.    State and municipal tax-free                         ________       $___________       $___________

D.    Public utility debt                                  ________       $___________       $___________

E.    Brokers or dealers debt or
      debt of brokers' or dealers' parent                  ________       $___________       $___________

F.    All other corporate intermed. & long-term debt       ________       $___________       $___________

G.    All other corporate short-term debt                  ________       $___________       $___________

H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                     ________       $___________       $___________

I.    Investment company equity securities                    1           $         0        $         0
                                                           --------       ------------       ------------

J.    All other equity securities                          ________       $___________       $___________

K.    Other securities                                     ________       $___________       $___________

L.    Total assets of all series of registrant                1           $         0        $         0
                                                           --------       ------------       ------------

                                      50
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                                                           Page 51, "X" box: [ ]

For period ending   12/31/2001
                  -----------------

File number 811-10049
                -------------------


128.  [ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by
           an entity other than the issuer? (Y/N)                           N
                                                  ------------------------------
                                                                             Y/N
           [If answer is "N" (No), go to item 131.]

129.  [ ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ____________________________________
                                                                             Y/N

           [If answer is "N" (No), go to item 131.]

130.  [ ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) _________________________
                                                                             Y/N

131.  [ ]  Total expenses incurred by all series of Registrant during the
           current reporting period ($000's omitted)                        $ 0
                                                     ---------------------------

132.  [ ]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

             811-         811-          811-          811-         811-

                                      51
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FORM N-SAR - SEPARATE ACCOUNT VA H,
A SEPARATE ACCOUNT OF
TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
FILE NO. 811-10049


This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 25th day of February, 2002.


                                           TRANSAMERICA OCCIDENTAL
                                           LIFE INSURANCE COMPANY

                                           By:  /s/ Ronald L. Ziegler
                                                -------------------------------
                                                Ronald L. Ziegler
                                                Vice President and Actuary

Witness:


/s/ Frank A. Camp
------------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Group
Transamerica Occidental Life Insurance Company